STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH GRADE BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $56,241,942)                                                    $56,657,267
  Cash                                                                6,532,427
  Interest receivable                                                   574,260
                                                                    -----------
    Total assets                                                     63,763,954

LIABILITIES
  Payable for investments purchased                     $  575,508
  Payable for Fund shares redeemed                           1,033
  Payable for delayed delivery transactions (Note 7)     7,921,707
  Options written, at value (Note 6) (premiums
    received, $60,059)                                      46,092
  Accrued accounting, custody and transfer agent fees        8,438
  Accrued trustees' fees and expenses (Note 2)                 524
  Accrued expenses and other liabilities                     1,541
                                                         ---------
    Total liabilities                                                 8,554,843
                                                                    -----------
NET ASSETS                                                          $55,209,111
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $54,479,022
  Accumulated net realized gain                                          10,299
  Undistributed net investment income                                   290,498
  Net unrealized appreciation                                           429,292
                                                                    -----------
TOTAL NET ASSETS                                                    $55,209,111
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,720,813
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     20.29
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                             STATEMENT OF OPERATIONS
        FOR THE PERIOD JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH
                           JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                   $290,498
                                                                    --------
    Total investment income                                          290,498

EXPENSES
  Investment advisory fee (Note 2)                       $14,945
  Accounting, custody, and transfer agent fees             8,438
  Legal and audit services                                 4,194
  Registration fees                                          735
  Trustees' fees and expenses (Note 2)                       524
  Miscellaneous                                              450
                                                         -------
    Total expenses                                        29,286

Deduct:
  Waiver of investment advisory fee (Note 2)             (14,945)
  Reimbursement of Fund operating expenses (Note 2)      (14,341)
                                                         -------
    Total expense deductions                             (29,286)
                                                         -------
      Net expenses                                                         0
                                                                    --------
        Net investment income                                        290,498
                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                       6,846
    Written options transactions                           3,453
                                                         -------
      Net realized gain                                               10,299
  Change in unrealized appreciation (depreciation)
    Investment securities                                415,325
    Written options                                       13,967
                                                         -------
      Net change in unrealized appreciation
       (depreciation)                                                429,292
                                                                    --------
    Net realized and unrealized gain                                 439,591
                                                                    --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $730,089
                                                                    ========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH GRADE BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                                JUNE 1, 2000
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               JUNE 30, 2000
                                                                (UNAUDITED)
                                                              ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $   290,498
  Net realized gain                                                  10,299
  Change in unrealized appreciation (depreciation)                  429,292
                                                                -----------
  Net increase in net assets from investment operations             730,089
                                                                -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                               54,489,470
  Cost of shares redeemed                                           (10,448)
                                                                -----------
  Net increase in net assets from Fund share transactions        54,479,022
                                                                -----------
TOTAL INCREASE IN NET ASSETS                                     55,209,111

NET ASSETS
  At beginning of period                                                 --
                                                                -----------
  At end of period (including undistributed net investment
    income of $290,498)                                         $55,209,111
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                                JUNE 1, 2000
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               JUNE 30, 2000
                                                               (UNAUDITED)(1)
                                                              ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 20.00
                                                                  -------
FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.12
  Net realized and unrealized gain on investments                    0.17
                                                                  -------
Total from investment operations                                     0.29
                                                                  -------
NET ASSET VALUE, END OF PERIOD                                    $ 20.29
                                                                  =======
TOTAL RETURN++                                                       1.45%+++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)                             0.00%+
  Net Investment Income (to average daily net assets)                7.47%+
  Portfolio Turnover                                                    4%+++
  Net Assets, End of Period (000's omitted)                       $55,209

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for all of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

     Net investment income per share                              $  0.11

     Ratios (to average daily net assets):
       Expenses                                                      0.75%+
       Net investment income                                         6.72%+

+    Computed on an annualized basis.
++   Total return would have been lower in the absence of expense waivers.
+++  Not annualized.
(1)  Calculated based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH GRADE BOND FUND

              SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   PAR            VALUE
SECURITY                                                        RATE          MATURITY            VALUE*        (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 98.1%

ASSET BACKED -- 8.6%
ANRC Auto Owner Trust 1999-A A4                                 6.940%       04/17/2006         $ 300,000      $   297,258
ARG Funding 1999-1A A3                                          6.020%       05/20/2005           420,000          401,559
Advanta Home Equity Trust 1997-2 M1                             7.550%       06/25/2027           400,000          395,250
American Express Co. 1999-1 A                                   5.600%       11/15/2006           450,000          426,164
Americredit Auto Receivable Trust 2000-A A4                     7.290%       12/05/2006           375,000          373,535
Chase Credit Card Master Trust 1999-3 B                         6.950%       01/15/2007           475,000          466,187
Chase Manhattan Auto Owner 1997-B                               6.750%       01/15/2004           350,000          346,883
Citibank Credit Card Master Trust 1996-1 A                      0.000%       02/07/2003           600,000          575,625
Daimler Chrysler Auto Trust 2000-A A4                           7.230%       01/06/2005           300,000          300,328
Ford Credit Auto Owner Trust 1997-B 2                           7.370%       07/15/2004           175,000          174,562
Ford Credit Auto Owner Trust 1997-B B                           6.400%       05/15/2002           350,000          346,500
Ford Credit Auto Owner Trust 1999-B C                           6.650%       10/15/2003           400,000          391,359
Residential Funding 1997-HS5 M1                                 7.010%       05/25/2027           325,000          315,910
                                                                                                               -----------
Total Asset Backed (Cost $4,786,064)                                                                             4,811,120
                                                                                                               -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
Housing Securities Inc. 1994-2 A1                               6.500%       07/25/2009           211,320          205,311
                                                                                                               -----------
Total Collateralized Mortgage Obligations (Cost $204,188)                                                          205,311
                                                                                                               -----------
CORPORATE -- 22.6%
BANK BONDS -- 4.4%
Branch Bank & Trust Notes(a)                                    6.375%       06/30/2005           360,000          330,115
First Security Bank Sub. Notes+                                 5.875%       11/01/2003           600,000          567,212
First Union Bank Sub. Notes NCL+                                5.800%       12/01/2008           550,000          474,008
Firstar Bank+                                                   7.125%       12/01/2009           450,000          424,076
U.S. Bancorp Notes NCL                                          6.000%       05/15/2004           550,000          517,160
Union Planters Corp. Sub. Notes NCL                             6.250%       11/01/2003           140,000          132,417
                                                                                                               -----------
                                                                                                                 2,444,988
                                                                                                               -----------
FINANCIAL -- 6.3%
American Annuity Group Senior Notes                             6.875%       06/01/2008           180,000          154,394
Duke Realty Investments REIT                                    7.375%       09/22/2005           360,000          346,893
Equity Office Properties Trust                                  6.625%       02/15/2005           150,000          141,122
Florida Windstorm 144A Notes                                    7.125%       02/25/2019           330,000          297,860
Florida Windstorm 144A Notes NCL                                6.700%       08/25/2004           100,000           94,951
Ford Motor Credit Corp.                                         6.700%       07/16/2004           975,000          945,056
General Electric Capital Corp. Medium Term
  Notes                                                         6.520%       10/08/2002           190,000          187,550
General Electric Credit Corp. Notes                             6.267%       07/23/2003           220,000          214,479
Goldman Sachs Notes NCL                                         7.500%       01/28/2005           500,000          497,716
Morgan Stanley Corp.                                            7.125%       01/15/2003           440,000          436,866
Simon Debartolo Notes NCL                                       6.750%       06/15/2005           150,000          139,133
                                                                                                               -----------
                                                                                                                 3,456,020
                                                                                                               -----------
INDUSTRIAL BONDS -- 11.9%
CSX Notes                                                       6.250%       10/15/2008           390,000          349,421
CVS Corp.                                                       5.500%       02/15/2004           275,000          257,539
Coastal Corp. Notes NCL                                         6.200%       05/15/2004           300,000          286,347
Cox Enterprises 144A Notes                                      6.625%       06/14/2002           440,000          432,828
Daimler Chrysler NA Holding+                                    6.900%       09/01/2004           440,000          430,997
Daimler Chrysler NA Holding+                                    7.400%       01/20/2005           525,000          522,413

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   PAR            VALUE
SECURITY                                                        RATE          MATURITY            VALUE*        (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Emerson Electric Co.                                            7.875%       06/01/2005         $  85,000      $    87,361
Enron Corp.                                                     6.450%       11/15/2001           350,000          344,602
Fort James Corp. Senior Notes                                   6.875%       09/15/2007           250,000          233,897
Great Lakes Chemical Corp. Notes                                7.000%       07/15/2009           470,000          441,411
ICI Wilmington                                                  6.750%       09/15/2002           350,000          340,347
International Paper Co. Notes                                   8.000%       07/08/2003           150,000          150,802
Safeway Store Notes                                             7.250%       09/15/2004           300,000          295,691
Sprint Capital Corp.                                            5.700%       11/15/2003           200,000          188,704
TRW Inc.                                                        6.625%       06/01/2004           360,000          341,783
Time Warner Inc.                                                7.570%       02/01/2024           325,000          298,077
Time Warner Inc.                                                7.750%       06/15/2005           100,000          100,769
Times Mirror Co.                                                7.450%       10/15/2009           120,000          117,035
Tyco International Ltd. 144A                                    6.875%       09/05/2002           190,000          186,750
Viacom Inc. Senior Notes                                        7.750%       06/01/2005           190,000          191,290
Walt Disney Co.+                                                7.300%       02/08/2005           520,000          523,383
Wisconsin Central Transportation Notes                          6.625%       04/15/2008           480,000          423,984
                                                                                                               -----------
                                                                                                                 6,545,431
                                                                                                               -----------
Total Corporate (Cost $12,393,299)                                                                              12,446,439
                                                                                                               -----------
GOVERNMENT/OTHER -- 5.9%

YANKEE BONDS -- 5.9%
Abbey National PLC(a)                                           6.700%       06/29/2049           375,000          335,396
Amvescap Senior Notes                                           6.600%       05/15/2005           375,000          351,602
Edperbrascan Ltd. Notes                                         7.375%       10/01/2002           670,000          650,994
Merita Bank FLIRB 144A Notes                                    7.150%       12/29/2049           325,000          315,283
National Australia Bank                                         8.600%       05/19/2010           425,000          445,061
National Westminster Bank Perpetual 10 Yr. FLIRB(a)             7.750%       04/29/2049           180,000          177,161
Province of Quebec                                              8.800%       04/15/2003           275,000          283,963
Royal Caribbean Cruise                                          7.000%       10/15/2007           150,000          129,387
Royal Caribbean Cruise Senior Notes                             7.500%       10/15/2027           160,000          121,695
Vodafone Airtouch PLC 144A Notes                                7.750%       02/15/2010           270,000          268,040
Vodafone Airtouch PLC 144A Notes NCL                            7.625%       02/15/2005           200,000          200,788
                                                                                                               -----------
                                                                                                                 3,279,370
                                                                                                               -----------
Total Government/Other (Cost $3,234,312)                                                                         3,279,370
                                                                                                               -----------
NON-AGENCY -- 3.9%

PASS THRU SECURITIES -- 3.9%
Chase Commercial Mortgage 1996-1E Non-ERISA                     7.600%       06/18/2006           325,000          308,940
Chase Commercial Mortgage Sec 6.6 1997-2D
  Non-ERISA                                                     6.600%       12/25/2007           675,000          609,188
Merrill Lynch Mortgage Investments 1996-C2 E
  Non-ERISA                                                     6.960%       11/21/2028           250,000          212,900
Merrill Lynch Mortgage Investments 1997-C1 D
  Non-ERISA                                                     7.120%       06/18/2029           250,000          230,250
Morgan Stanley Capital I 1997-WF1 E                             7.490%       05/15/2009           775,000          717,359
Resolution Trust Corp. 1995-2 CA1                               7.450%       05/25/2029            65,074           63,407
                                                                                                               -----------
Total Non-Agency (Cost $2,119,842)                                                                               2,142,044
                                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH GRADE BOND FUND

              SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           PAR            VALUE
SECURITY                                                     RATE                MATURITY                 VALUE*        (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 47.0%

PASS THRU SECURITIES -- 47.0%
FHLMC                                                        5.750%             06/15/2001              $1,680,000     $ 1,663,200
FHLMC                                                        6.000%             04/01/2029               1,444,890       1,324,025
FHLMC                                                        7.500%             02/01/2030               1,376,742       1,358,528
FHLMC                                                        5.750%             03/15/2009                 450,000         409,851
FNMA                                                         6.000%             06/01/2029                 347,311         317,932
FNMA                                                         6.500%       08/01/2029 - 08/01/2029        4,925,767       4,649,186
FNMA                                                         7.000%       12/01/2029 - 06/01/2030        1,045,047       1,009,013
FNMA                                                         7.125%             02/15/2005                 865,000         868,512
FNMA                                                         7.500%       02/01/2030 - 05/01/2030        1,171,253       1,154,773
FNMA                                                         9.000%             11/01/2025                 452,895         466,292
FNMA (TBA)                                                   6.500%             07/01/2030               1,200,000       1,131,492
FNMA (TBA)                                                   7.500%             07/01/2030               3,150,000       3,105,680
FNMA (TBA)                                                   8.500%             08/01/2030               3,650,000       3,719,168
GNMA                                                         7.000%       11/15/2027 - 06/15/2028        1,914,987       1,862,727
GNMA                                                         8.000%       04/15/2023 - 05/15/2026        1,371,902       1,388,401
GNMA                                                         9.000%             12/15/2017               1,427,879       1,492,133
                                                                                                                       -----------
Total U.S. Government Agency (Cost $25,716,696)                                                                         25,920,913
                                                                                                                       -----------
U.S. TREASURY OBLIGATIONS -- 9.7%

TREASURY BONDS -- 7.3%
U.S. Treasury Bond+                                          6.250%             05/15/2030                 670,000         702,977
U.S. Treasury Bond+                                          8.125%             05/15/2021                 970,000       1,183,555
U.S. Treasury Bond+                                          9.250%             02/15/2016               1,650,000       2,141,139
                                                                                                                       -----------
                                                                                                                         4,027,671
                                                                                                                       -----------
TREASURY NOTES -- 2.4%
U.S. Treasury Inflation Index Note                           3.625%             07/15/2002               1,250,000       1,326,363
                                                                                                                       -----------
Total U.S. Treasury Obligations (Cost $5,311,814)                                                                        5,354,034
                                                                                                                       -----------
TOTAL BONDS AND NOTES (COST $53,766,215)                                                                                54,159,231
                                                                                                                       -----------
                                                                                                          SHARES
                                                                                                         ---------
PREFERRED STOCKS -- 0.5%
Equity Office Properties Trust 144A CVT                                                                      7,000         290,500
                                                                                                                       -----------
TOTAL PREFERRED STOCKS (COST $281,741)                                                                                     290,500
                                                                                                                       -----------
                                                                                                         CONTRACT
                                                                                                           SIZE
                                                                                                         ---------
PURCHASED OPTIONS -- 0.2%
FNMA 7.25% Put, Strike Price 95.39,
  09/19/2000                                                                                                 9,750             863
UST 5.50% Put, Strike Price 95.73, 03/09/2001                                                                3,250             102
UST 5.88% Call, Strike Price 96.21,
  08/28/2000                                                                                                14,000           6,945
UST 6.50% Call, Strike Price 100.83,
  08/29/2000                                                                                                17,000          47,940
UST 6.50% Call, Strike Price 102.88,
  09/07/2000                                                                                                11,070          16,086

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              CONTRACT              VALUE
SECURITY                                                     RATE          MATURITY             SIZE              (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS (CONTINUED)
UST 6.50% Call, Strike Price 104.75, 09/29/2000                                                 20,750         $      15,915
UST 6.50% Call, Strike Price 108.50, 09/19/2000                                                  9,750                   838
                                                                                                               -------------
TOTAL PURCHASED OPTIONS (COST $75,139)                                                                                88,689
                                                                                                               -------------

                                                                                                PAR
                                                                                               VALUE
                                                                                             ---------
SHORT-TERM INVESTMENTS -- 3.8%

COMMERCIAL PAPER -- 2.8%
BMW US Capital@                                              6.156%       07/17/2000         $ 500,000               498,546
Coca Cola Co.@                                               6.147%       07/17/2000           500,000               498,549
Merrill Lynch@                                               6.165%       07/17/2000           575,000               573,326
                                                                                                               -------------
                                                                                                                   1,570,421
                                                                                                               -------------
U.S. GOVERNMENT AGENCY -- 1.0%
FNMA Discount Note@                                          6.067%       07/17/2000           550,000               548,426
                                                                                                               -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,118,847)                                                                     2,118,847
                                                                                                               -------------
TOTAL INVESTMENTS -- 102.6% (COST $56,241,942)                                                                 $  56,657,267
OTHER ASSETS, LESS LIABILITIES -- (2.6%)                                                                          (1,448,156)
                                                                                                               -------------
NET ASSETS -- 100.0%                                                                                           $  55,209,111
                                                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
REIT - Real Estate Investment Trust
* Denominated in United States dollars except for foreign country specific bonds which are denominated in their respective local currency.
(a)  Variable Rate Security; rate indicated is as of 6/30/00.
+    Denotes all or part of security pledged as collateral.
@    Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish High Grade Bond Fund (the "Fund") is a separate diversified investment series of the Trust. The Fund commenced operations on June 1, 2000.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. SA&W voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets for the period ended June 30, 2000. Pursuant to this agreement, for the period ended June 30, 2000, SA&W voluntarily did not impose $14,945 of its investment advisory fee and reimbursed the Fund for $14,341 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain trustees and officers of the Trust are directors or officers of SA&W.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2000 were as follows:

                                                         PURCHASES     SALES
                                                        -----------  ----------
      U.S. Government Securities                        $32,836,782  $1,814,276
                                                        ===========  ==========
      Investments (non-U.S. Government Securities)      $23,482,056  $  475,830
                                                        ===========  ==========


(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                    FOR THE PERIOD JUNE 1, 2000
                                                          (COMMENCEMENT OF
                                                           OPERATIONS) TO
                                                           JUNE 30, 2000
                                                    ---------------------------
      Shares sold                                            2,721,330
      Shares redeemed                                             (517)
                                                             ---------
      Net increase                                           2,720,813
                                                             =========

      At June 30, 2000, one shareholder, Exeter Health Resources, held of record approximately 83% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

      In connection with the commencement of operations, the Fund acquired its investments from the Standish Securitized Fund and the Standish Fixed Income Fund II. The securities were acquired at market value on June 1, June 9, and June 23, 2000. The total value of securities upon acquisition from the Standish Securitized Fund and the Standish Fixed Income Fund II was $1,598,823 and $43,488,477, respectively.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $56,241,942
                                                                    ===========
      Gross unrealized appreciation                                     440,679
      Gross unrealized depreciation                                     (25,354)
                                                                    -----------
      Net unrealized appreciation                                   $   415,325
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of such transactions for the period ended June 30, 2000 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      --------------------------------------------------------------------------
                                                   NUMBER OF CONTRACTS  PREMIUMS
                                                   -------------------  --------
      Outstanding, beginning of period                       0          $    --
      Options written                                        2           54,742
      Options closed                                        (1)          (6,109)
                                                           ---          -------
      Outstanding, end of period                             1          $48,633
                                                           ===          =======

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN CALL OPTION TRANSACTIONS
      --------------------------------------------------------------------------
                                                   NUMBER OF CONTRACTS  PREMIUMS
                                                   -------------------  --------
      Outstanding, beginning of period                       0          $    --
      Options written                                        1           11,426
                                                           ---          -------
      Outstanding, end of period                             1          $11,426
                                                       ==========       =======
      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 2000, the Fund held no open futures contracts.

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 2000, the Fund had the following delayed delivery transactions outstanding:

      TYPE        SECURITY              SETTLEMENT DATE           PAYABLE AMOUNT
      --------------------------------------------------------------------------
      Buy           FNMA                   07/17/2000               $  983,281
      Buy           FNMA                   07/17/2000                1,031,215
      Buy           FNMA                   07/17/2000                1,081,437
      Buy           FNMA                   07/17/2000                1,123,875
      Buy           FNMA                   08/16/2000                2,256,637
      Buy           FNMA                   08/16/2000                1,445,262
                                                                    ----------
                                                                    $7,921,707
                                                                    ==========